Revenues - Narrative (Details) € in Thousands, $ in Millions		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€) customer performance_obligation	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue, number of performance obligations | performance_obligation		1
Other revenues from contracts with customers		€ 5,622	€ 8,075	€ 245,709
Increase (decrease) in revenue from sales of good		18,600
Increase in revenue		€ 15,900
Number of largest customers | customer		1
Product sales		€ 163,253	144,624	114,797
Other revenue		€ 6,325	9,088	246,506
One customer | Customer Concentration Risk
Disclosure of disaggregation of revenue from contracts with customers [line items]
Concentration risk, percentage		10.00%
Largest customers, percentage of annual revenue		14.00%
Largest customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales		€ 23,000	17,700	16,000
Other revenue		€ 1,200	5,000	169,200
IXIARO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage		28.00%
Product sales		€ 94,069	73,483	41,349
DUKORAL
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage		8.00%
Product sales		€ 32,303	29,775	17,334
Third party products
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of goods, percentage		(7.00%)
Product sales		€ 33,185	35,675	26,545
VLA2001
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase (decrease) in revenue from sales of good		(5,700)
Product sales		0	5,691	29,568
Revenues from shipping and handling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers		1,368	21	21
IXCHIQ
Disclosure of disaggregation of revenue from contracts with customers [line items]
Product sales		3,696	0	0
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers		1,133	2,288	283,650
Milestone payment - licenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers		712	3,637	(38,805)
Decrease in other revenues from contract with customers		(2,900)
Pfizer Inc. | Amended Collaboration and License agreement | Lyme VLA15
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers		€ 0	€ 0	(45,900)
Shared development costs, percentage incurred	40.00%
Milestone payments, development and commercialization | $	$ 143
Future milestone, sales targets | $	$ 100
Pfizer Inc. | Amended Collaboration and License agreement | Lyme VLA15 | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				(45,900)
Pfizer Inc. | Amended Collaboration and License agreement | Lyme VLA15 | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	14.00%
Pfizer Inc. | Amended Collaboration and License agreement | Lyme VLA15 | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Royalties, percentage	22.00%
UK Authority | Vaccine supply agreement | Covid VLA2001 contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				169,200
UK Authority | Vaccine supply agreement | Covid VLA2001 contract | United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				169,200
European Commission | Amended Advance Purchase Agreement (APA) | Covid VLA2001 contract
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenues from contracts with customers				€ 110,800